Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of liabilities [line items]
Net amount presented	$ 105,961	$ 68,690
Net amount presented	236,577	156,069
Trade And Other Payables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	17,668	21,461
Gross amounts offset	(990)	(904)
Net amount presented	16,678	20,557
Trade And Other Receivables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	22,086	20,879
Gross amounts offset	(990)	(904)
Net amount presented	$ 21,096	$ 19,975